ORGANIZATION AND DESCRIPTION OF BUSINESS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
ORGANIZATION AND DESCRIPTION OF BUSINESS

1.    ORGANIZATION AND DESCRIPTION OF BUSINESS

Hyperfine, Inc. (together with its subsidiary, as applicable, “Hyperfine”) and Liminal Sciences, Inc. (“Liminal”) (collectively referred as “the Company”) are Delaware corporations. Hyperfine was incorporated under the laws of the State of Delaware on February 25, 2014 under the name “Hyperfine Research, Inc.” On May 25, 2021, the name of the corporation was changed to “Hyperfine, Inc.” Liminal was incorporated under the laws of the State of Delaware on September 21, 2018 under the name “EpilepsyCo Inc.” On July 20, 2020, the name of the corporation was changed to “Liminal Sciences, Inc.”

As of December 31, 2020, Liminal was a wholly owned subsidiary of 4Bionics, LLC (“4Bionics”). On April 2, 2021, 4Bionics executed a plan of liquidation and dissolution. Its ownership in Liminal was distributed to its members and to the holders of incentive units.

The Company is focused on creating devices capable of non-invasive medical imaging and is making systems that are low cost and can make imaging available wherever and whenever it is needed. Having received U.S. Food and Drug Administration (“FDA”) approval in 2020, Hyperfine is the first to bring a low cost, point-of-care magnetic resonance imaging (MRI) machine to market. All of the Company’s revenue to date has been generated from sales of this machine and related services. Additionally, Liminal is in the process of developing a device to non-invasively measure key vital signs in the brain to enable unprecedented access to dramatically improve patient outcomes. Liminal is in the early research and development stage and has not generated any revenue to date.

On July 7, 2021, Hyperfine and Liminal entered into a business combination agreement (the “Business Combination Agreement”) with HealthCor Catalio Acquisition Corp. (“HealthCor”), a special purpose acquisition company. Pursuant to the Business Combination Agreement, among other things: (i) HealthCor will change its jurisdiction of incorporation from the Cayman Islands to Delaware and change its name to “Hyperfine, Inc.” (“New Hyperfine”) and (ii) each of Hyperfine and Liminal will merge with and into separate wholly owned subsidiaries of HealthCor and survive their respective mergers (the “Mergers”) as wholly owned subsidiaries of New Hyperfine (collectively referred as “Business Combination”). The shares of Hyperfine and Liminal capital stock (other than shares of Hyperfine Series A preferred stock, shares of Liminal Series A-1 preferred stock and any shares of Hyperfine or Liminal capital stock held prior to the effective time of the Mergers (the “Effective Time”) as treasury stock) issued and outstanding as of immediately prior to the Effective Time will be automatically cancelled and converted into the right to receive shares of New Hyperfine Class A common stock based on the applicable exchange ratios, as defined in the Business Combination Agreement, to be finalized prior to the closing of the Business Combination. The shares of Hyperfine Series A preferred stock and Liminal Series A-1 preferred stock issued and outstanding as of immediately prior to the Effective Time of the Business Combination will be automatically cancelled and converted into the right to receive shares of New Hyperfine Class B common stock based on the applicable exchange ratios, as defined in the Business Combination Agreement. Also at the Effective Time, each option to purchase shares of Hyperfine or Liminal common stock, whether vested or unvested, that is outstanding and unexercised immediately prior to the Effective Time will be assumed by New Hyperfine and will become an option (vested or unvested, as applicable) to purchase a number of shares of New Hyperfine Class A common stock at an exercise price based on the applicable exchange ratios, and each Hyperfine or Liminal restricted stock unit outstanding immediately prior to the Effective Time will be assumed by New Hyperfine and will become a restricted stock unit with respect to a number of shares of New Hyperfine Class A common stock based on the applicable exchange ratios. The proposed Business Combination is expected to be completed in the fourth quarter of 2021, subject to, among other things, the approval by HealthCor’s shareholders, and other customary closing conditions as further described in the Business Combination Agreement. There is no assurance that the Business Combination will be consummated.

1.   ORGANIZATION AND DESCRIPTION OF BUSINESS

Hyperfine, Inc. (“Hyperfine”) and Liminal Sciences, Inc. (“Liminal”) (collectively referred as “the Company”) are Delaware corporations. Hyperfine was incorporated under the laws of the State of Delaware on February 25, 2014 under the name “Hyperfine Research, Inc.” On May 25, 2021, the name of the corporation was changed to “Hyperfine, Inc.” Liminal was incorporated under the laws of the State of Delaware on September 21, 2018 under the name “EpilepsyCo Inc.” On July 20, 2020, the name of the corporation was changed to “Liminal Sciences, Inc.”.

As of December 31, 2020, Liminal was a wholly owned subsidiary of 4Bionics, LLC (“4Bionics”). On April 2, 2021, 4Bionics executed a plan of liquidation and dissolution. Its ownership in Liminal was distributed to its members and to the holders of incentive units.

The Company is focused on creating devices capable of non-invasive medical imaging and is making systems that are low cost and can make imaging available wherever and whenever it is needed. Having received FDA approval in 2020, Hyperfine is the first to bring a low cost, point-of-care magnetic resonance imaging (MRI) machine to market. All of the Company’s revenue to date has been generated from sales of this machine and related services. Additionally, Liminal is in the process of developing a device to non- invasively measure key vital signs in the brain to enable unprecedented access to dramatically improve patient outcomes. Liminal is in the early research and development stage and has not generated any revenue to date.